Income Taxes - Changes in Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 100,092	$ 58,002	$ 55,780
Additions based on tax positions related to the current year	6,629	31,758	5,770
Additions for tax positions of prior years	5,036	3,560	14,532
Decrease for tax position of prior years	(266)	(57)	(9,073)
Decrease related to settlements	0	0	(7,605)
Decrease due to lapse of statute of limitations	(344)	(520)	(409)
(Decrease) increase from currency translation	(7,529)	7,349	(993)
Balance at end of year	$ 103,618	$ 100,092	$ 58,002